1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Inventory: Schedule of Inventory, Current (Details) - USD ($)		Mar. 31, 2018	Mar. 31, 2017
Inventory, net	[1]	$ 204,073	$ 101,181
Finished Goods Catheters
Inventory, Finished Goods, Gross		199,361	$ 101,181
Finished Goods Consoles
Inventory, Finished Goods, Gross		$ 4,712

[1]	See Note 1.